Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7198
(215) 564-8000

Fabio Battaglia
fbattaglia@stradley.com
215.564.8077
1933 Act Rule 497(j) filing
1933 Act File No. 333-170106
1940 Act File No. 811-22486

May 2, 2018

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	GPS Funds II (the "Registrant")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information relating to the GuidePath® Conservative Income Fund, GuidePath® Income Fund and GuidePath® Growth and Income Fund series of the Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 28/31 filed electronically with the U.S. Securities and Exchange Commission on April 27, 2018.

Should you have any questions, please contact me at the above-referenced telephone number.

Very truly yours,

/s/ Fabio Battaglia
Fabio Battaglia, Esq.